Accrued liabilities and provisions (Details Textual) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 COP ($)
Disclosure of accrued liabilities and provisions [Line Items]
Mandatory investments, natural resources	1.00%
Description of recognition of legal proceedings	The following is a summary of the main legal proceedings recognized in the statement of financial position whose amount exceeds COP$13,000 million, where the expectation of loss is probable
Refineria de Cartagena [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Legal proceedings in process, claims made, value	$ 2,000
Legal proceedings in process, damages sought, value	213
Proceeds from legal settlement	$ 122
Santiago de las Atalayas [Member] | Top of range [member]
Disclosure of accrued liabilities and provisions [Line Items]
Unused provision reversed, other provisions		$ 688,664
Asset retirement obligation [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections	6.93%	7.93%
Transportation [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections	7.02%	8.20%
Refining [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections	7.37%	8.99%